Share Capital	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Share Capital	NOTE 23 SHARE CAPITAL Authorized We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors. Issued Number of Common Shares Share Capital Balance – December 31, 2020 569,260,406 15,673 Issued under option plans and share-settled plans 4,424,437 226 Repurchased (15,982,154) (442) Shares cancellation (210,173) ‐ Balance – December 31, 2021 557,492,516 15,457 Share Repurchase Programs Maximum Maximum Number of Commencement Shares for Shares for Shares Date Expiry Repurchase Repurchase (%) Repurchased 2019 Normal Course Issuer Bid February 27, 2019 February 26, 2020 42,164,420 7 33,256,668 2020 Normal Course Issuer Bid February 27, 2020 February 26, 2021 28,572,458 5 710,100 2021 Normal Course Issuer Bid 1 March 1, 2021 February 28, 2022 28,468,448 5 15,982,154 2022 Normal Course Issuer Bid 2 March 1, 2022 February 28, 2023 55,111,100 10 ‐ 1 The 2021 normal course issuer bid will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases. As of February 15, 2022, an additional 6,204,241 common shares were repurchased for cancellation at a cost of $ 445 and an average price per share of $ 71.70 . 2 On February 16, 2022, our Board of Directors approved a share repurchase program, which is subject to the acceptance by the Toronto Stock Exchange. The 2022 normal course issuer bid will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases. Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements. Summary of share repurchases 2021 2020 Number of common shares repurchased for cancellation 15,982,154 3,832,580 Average price per share (US dollars) 69.17 41.96 Total cost 1,105 160 Dividends Declared 2021 2020 Declared Per Share Declared Per Share February 17, 2021 0.46 February 19, 2020 0.45 May 17, 2021 0.46 May 6, 2020 0.45 August 9, 2021 0.46 August 10, 2020 0.45 November 1, 2021 0.46 December 10, 2020 0.45 1.84 1.80 On February 16, 2022, our Board of Directors declared an increase to our quarterly dividend to $ 0.48 per share payable on April 14, 2022, to shareholders of record on March 31, 2022. The total estimated dividend to be paid is $ 265 . Share Cancellation During 2021, we cancelled 210,173 shares due to the expiration of the period when legacy companies’ (Potash Corporation of Saskatchewan Inc. and Agrium Inc.) shares could be exchanged under the plan of arrangement, wherein Nutrien became the parent company of the legacy companies.